Warrants and warrant liability - Disclosure of outstanding warrants to acquire common shares of the Company (Parenthetical) (Detail) - $ / shares	Sep. 30, 2026	May 04, 2026	Oct. 20, 2025
Disclosure Of Outstanding Warrant Liabilities [Line Items]
Number of warrants	36,950,000	18,300,000	4,550,000
Exercise price	$ 1.19	$ 0.001	$ 0.001